Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022
Disclosure Of Deposits [Line items]
Deposit	$ 705,917	$ 697,572
Purchased notes, net	2,600	3,000
Deposits structured liabilities	12,900	10,600
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	352,944
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	59,600	55,100
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit		243,300	$ 243,300
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 56,000	$ 53,100